Pinnacle Focused Opportunities ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Aerospace & Defense - 3.5%
Rocket Lab USA, Inc.(a)	68,431	$1,402,151

Airlines - 7.9%
Alaska Air Group, Inc.(a)	20,198	1,459,911
United Airlines Holdings, Inc.(a)	18,421	1,728,074
		3,187,985

Commercial Services - 5.8%
Affirm Holdings, Inc. - Class A(a)	18,828	1,207,816
Toast, Inc. - Class A(a)	28,611	1,104,385
		2,312,201

Computers - 3.1%
Fortinet, Inc.(a)	11,403	1,231,638

Diversified Financial Services - 5.6%
Interactive Brokers Group, Inc. - Class A	5,125	1,047,550
Upstart Holdings, Inc.(a)	18,121	1,208,127
		2,255,677

Electric - 5.8%
NRG Energy, Inc.	11,103	1,173,698
Vistra Corp.	8,737	1,167,788
		2,341,486

Healthcare - Products - 3.3%
Natera, Inc.(a)	8,436	1,312,557

Internet - 8.5%
Reddit, Inc. - Class A(a)	9,532	1,542,087
Robinhood Markets, Inc. - Class A(a)	37,316	1,869,532
		3,411,619

Leisure Time - 3.3%
Carnival Corp.(a)	55,146	1,319,644

Miscellaneous Manufacturing - 2.9%
Axon Enterprise, Inc.(a)	2,231	1,178,972

Pharmaceuticals - 2.6%
Corcept Therapeutics, Inc.(a)	16,965	1,027,740

Retail - 10.6%
Carvana Co. - Class (a)	5,894	1,373,891
Cava Group, Inc.(a)	10,802	1,026,514
Dutch Bros, Inc. - Class A(a)	23,380	1,850,761
		4,251,166

Semiconductors - 3.6%
Astera Labs, Inc.(a)	19,417	1,443,654

Software - 29.8%(b)
AppLovin Corp. - Class A(a)	5,295	1,724,793
BILL Holdings, Inc.(a)	11,912	657,542
Doximity, Inc. - Class A(a)	25,272	1,781,676
Duolingo, Inc.(a)	3,157	985,205
Gitlab, Inc. - Class A(a)	16,106	969,742
IonQ, Inc.(a)	46,794	1,149,729
MicroStrategy, Inc. - Class A(a)	4,347	1,110,354
Palantir Technologies, Inc. - Class A(a)	23,232	1,972,862
Twilio, Inc. - Class A(a)	13,264	1,590,752
		11,942,655

Telecommunications - 3.7%
Credo Technology Group Holding Ltd.(a)	27,086	1,494,605
TOTAL COMMON STOCKS (Cost $39,224,133)		40,113,750

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.29%(c)	42,782	42,782
TOTAL SHORT-TERM INVESTMENTS (Cost $42,782)		42,782

TOTAL INVESTMENTS - 100.1% (Cost $39,266,915)		40,156,532
Liabilities in Excess of Other Assets - (0.1)%		(27,063)
TOTAL NET ASSETS - 100.0%		$40,129,469

two

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Pinnacle Focused Opportunities ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,113,750	$—	$—	$40,113,750
Money Market Funds	42,782	—	—	42,782
Total Investments	$40,156,532	$—	$—	$40,156,532

Refer to the Schedule of Investments for further disaggregation of investment categories.